Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real property owned:
Land and land improvements	$ 1,116,756	$ 727,050
Buildings and improvements	13,073,747	7,627,132
Acquired lease intangibles	428,199	258,079
Real property held for sale, net of accumulated depreciation	36,115	23,441
Construction in progress	189,502	356,793
Gross real property owned	14,844,319	8,992,495
Less accumulated depreciation and amortization	(1,194,476)	(836,966)
Net real property owned	13,649,843	8,155,529
Real estate loans receivable:
Real estate loans receivable	292,507	436,580
Less allowance for losses on loans receivable	0	(1,276)
Net real estate loans receivable	292,507	435,304
Net real estate investments	13,942,350	8,590,833
Other assets:
Investments in unconsolidated entities	241,722	237,107
Goodwill	68,321	51,207
Deferred loan expenses	58,584	32,960
Cash and cash equivalents	163,482	131,570
Restricted cash	69,620	79,069
Receivables and other assets	380,527	328,988
Total other assets	982,256	860,901
Total assets	14,924,606	9,451,734
Liabilities:
Borrowings under unsecured line of credit arrangement	610,000	300,000
Senior unsecured notes	4,434,107	3,034,949
Secured debt	2,112,649	1,125,906
Capital lease obligations	83,996	8,881
Accrued expenses and other liabilities	371,557	244,345
Total liabilities	7,612,309	4,714,081
Redeemable noncontrolling interests	33,650	4,553
Equity:
Preferred stock	1,010,417	291,667
Common stock	192,299	147,155
Capital in excess of par value	7,019,714	4,932,468
Treasury stock	(13,535)	(11,352)
Cumulative net income	1,893,806	1,676,196
Cumulative dividends	(2,972,129)	(2,427,881)
Accumulated other comprehensive income	(11,928)	(11,099)
Other equity	6,120	5,697
Total Health Care REIT, Inc. stockholders' equity	7,124,764	4,602,851
Noncontrolling interests	153,883	130,249
Total equity	7,278,647	4,733,100
Total liabilities and equity	$ 14,924,606	$ 9,451,734